Quarterly Data (Unaudited) (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Quarterly Data (Unaudited) Table

	2011
	First	Second	Third	Fourth	Total
	(In Millions, Except Per Share Data)
Net operating revenues	$506.0	$505.1	$497.7	$518.1	$2,026.9
Operating earnings(a)	89.3	90.9	79.1	92.1	351.4
Provision for income tax (benefit) expense	(7.4)	11.2	18.1	15.2	37.1
Income from continuing operations	74.0	30.7	33.6	67.5	205.8
Income (loss) from discontinued operations, net of tax	17.5	1.6	34.7	(5.0)	48.8
Net income	91.5	32.3	68.3	62.5	254.6
Less: Net income attributable to noncontrolling interests	(11.7)	(10.4)	(11.3)	(12.5)	(45.9)
Net income attributable to HealthSouth	$79.8	$21.9	$57.0	$50.0	$208.7
Basic and diluted earnings per common share:
Basic:(b)
Income from continuing operations attributable to HealthSouth common shareholders	$0.60	$0.14	$0.17	$0.52	$1.42
Income (loss) from discontinued operations, net of tax, attributable to HealthSouth common shareholders	0.19	0.03	0.37	(0.05)	0.54
Net income attributable to HealthSouth common shareholders	$0.79	$0.17	$0.54	$0.47	$1.96
Diluted:(c)
Income from continuing operations attributable to HealthSouth common shareholders	$0.57	$0.14	$0.17	$0.50	$1.42
Income (loss) from discontinued operations, net of tax, attributable to HealthSouth common shareholders	0.16	0.03	0.37	(0.04)	0.54
Net income attributable to HealthSouth common shareholders	$0.73	$0.17	$0.54	$0.46	$1.96

	2010
	First	Second	Third	Fourth	Total
	(In Millions, Except Per Share Data)
Net operating revenues	$458.6	$467.3	$460.8	$490.9	$1,877.6
Operating earnings(a)	76.3	71.1	67.1	81.4	295.9
Provision for income tax expense (benefit)(b)	2.4	(1.3)	(0.4)	(741.5)	(740.8)
Income from continuing operations	49.2	54.2	38.7	788.6	930.7
Income from discontinued operations, net of tax	1.3	3.3	3.2	1.3	9.1
Net income	50.5	57.5	41.9	789.9	939.8
Less: Net income attributable to noncontrolling interests	(9.8)	(10.2)	(10.1)	(10.7)	(40.8)
Net income attributable to HealthSouth	$40.7	$47.3	$31.8	$779.2	$899.0
Basic and diluted earnings per common share:
Basic:(c)
Income from continuing operations attributable to HealthSouth common shareholders	$0.36	$0.40	$0.24	$8.31	$9.31
Income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	0.01	0.04	0.03	0.02	0.10
Net income attributable to HealthSouth common shareholders	$0.37	$0.44	$0.27	$8.33	$9.41
Diluted:(d)
Income from continuing operations attributable to HealthSouth common shareholders	$0.36	$0.40	$0.24	$7.15	$8.20
Income from discontinued operations, net of tax, attributable to HealthSouth common shareholders	0.01	0.04	0.03	0.01	0.08
Net income attributable to HealthSouth common shareholders	$0.37	$0.44	$0.27	$7.16	$8.28